Segment Information - Reconciliation from Operating Profit (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Segment Reporting Information [Line Items]
Operating profit	$ 488	$ 467	$ 720	$ 751
Industrial Activities [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating profit	453	401	631	624
Industrial Activities [Member] | Operating Segments [Member] | Agricultural equipment [Member]
Segment Reporting Information [Line Items]
Operating profit	301	263	391	467
Industrial Activities [Member] | Operating Segments [Member] | Construction Equipment [Member]
Segment Reporting Information [Line Items]
Operating profit	17	35	31	35
Industrial Activities [Member] | Operating Segments [Member] | Commercial Vehicles [Member]
Segment Reporting Information [Line Items]
Operating profit	100	67	138	68
Industrial Activities [Member] | Operating Segments [Member] | Powertrain [Member]
Segment Reporting Information [Line Items]
Operating profit	66	53	119	89
Industrial Activities [Member] | Eliminations and other
Segment Reporting Information [Line Items]
Operating profit	(31)	(17)	(48)	(35)
Financial services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating profit	119	140	249	269
Financial services [Member] | Eliminations and other
Segment Reporting Information [Line Items]
Operating profit	$ (84)	$ (74)	$ (160)	$ (142)